Schedule of Investments(a)
September 30, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.45%
Advertising–1.33%
Trade Desk, Inc. (The), Class A(b)	102,950	$11,288,467
Aerospace & Defense–0.94%
TransDigm Group, Inc.	5,587	7,973,375
Application Software–0.99%
Cadence Design Systems, Inc.(b)(c)	13,810	3,742,924
HubSpot, Inc.(b)	8,829	4,693,497
		8,436,421
Asset Management & Custody Banks–5.64%
Blackstone, Inc., Class A(c)	148,424	22,728,167
KKR & Co., Inc., Class A	192,766	25,171,384
		47,899,551
Biotechnology–1.39%
Regeneron Pharmaceuticals, Inc.(b)	11,271	11,848,526
Broadline Retail–8.45%
Amazon.com, Inc.(b)	334,966	62,414,215
MercadoLibre, Inc. (Brazil)(b)(c)	4,573	9,383,613
		71,797,828
Casinos & Gaming–0.88%
Flutter Entertainment PLC (Ireland)(b)	31,464	7,465,778
Communications Equipment–2.75%
Arista Networks, Inc.(b)	42,857	16,449,374
Motorola Solutions, Inc.	15,382	6,916,208
		23,365,582
Construction Machinery & Heavy Transportation Equipment– 1.14%
Wabtec Corp.	53,129	9,657,258
Construction Materials–0.38%
Martin Marietta Materials, Inc.	6,080	3,272,560
Consumer Staples Merchandise Retail–0.53%
Costco Wholesale Corp.	5,084	4,507,068
Diversified Financial Services–0.46%
Apollo Global Management, Inc.	31,101	3,884,826
Diversified Metals & Mining–0.61%
Teck Resources Ltd., Class B (Canada)	98,931	5,168,155
Diversified Support Services–0.73%
Cintas Corp.	29,968	6,169,812
Electrical Components & Equipment–2.31%
Eaton Corp. PLC	25,089	8,315,498
Vertiv Holdings Co., Class A(c)	113,333	11,275,500
		19,590,998
Financial Exchanges & Data–2.64%
Intercontinental Exchange, Inc.	26,039	4,182,905
S&P Global, Inc.	35,271	18,221,704
		22,404,609
Shares		Value
Food Distributors–0.49%
US Foods Holding Corp.(b)	68,129	$4,189,934
Health Care Equipment–3.79%
Boston Scientific Corp.(b)	95,754	8,024,185
DexCom, Inc.(b)	57,007	3,821,749
Intuitive Surgical, Inc.(b)	41,364	20,320,893
		32,166,827
Home Improvement Retail–1.47%
Lowe’s Cos., Inc.	46,227	12,520,583
Hotels, Resorts & Cruise Lines–1.38%
Booking Holdings, Inc.	2,785	11,730,754
Industrial Machinery & Supplies & Components–0.76%
Parker-Hannifin Corp.	10,285	6,498,269
Integrated Oil & Gas–0.84%
Suncor Energy, Inc. (Canada)	194,243	7,171,452
Interactive Home Entertainment–1.08%
Nintendo Co. Ltd. (Japan)	75,100	4,014,197
Take-Two Interactive Software, Inc.(b)(c)	33,664	5,174,494
		9,188,691
Interactive Media & Services–9.08%
Alphabet, Inc., Class A	196,717	32,625,514
Meta Platforms, Inc., Class A	77,697	44,476,871
		77,102,385
Investment Banking & Brokerage–0.72%
Goldman Sachs Group, Inc. (The)	12,287	6,083,417
Life Sciences Tools & Services–0.45%
Danaher Corp.	13,631	3,789,691
Movies & Entertainment–2.73%
Netflix, Inc.(b)	24,441	17,335,268
Spotify Technology S.A. (Sweden)(b)	15,774	5,813,192
		23,148,460
Passenger Ground Transportation–0.49%
Uber Technologies, Inc.(b)	55,654	4,182,955
Pharmaceuticals–2.92%
Eli Lilly and Co.	28,026	24,829,354
Real Estate Services–0.72%
CBRE Group, Inc., Class A(b)	48,819	6,076,989
Restaurants–0.46%
DoorDash, Inc., Class A(b)(c)	27,275	3,892,961
Semiconductors–16.73%
Broadcom, Inc.	183,447	31,644,607
Monolithic Power Systems, Inc.(c)	13,669	12,636,991
NVIDIA Corp.	759,005	92,173,567
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	32,673	5,674,320
		142,129,485

See accompanying notes which are an integral part of this schedule.
Invesco V.I. American Franchise Fund

Shares		Value
Systems Software–11.98%
Microsoft Corp.	187,219	$80,560,335
ServiceNow, Inc.(b)	23,661	21,162,162
		101,722,497
Technology Hardware, Storage & Peripherals–9.11%
Apple, Inc.	332,216	77,406,328
Trading Companies & Distributors–0.64%
United Rentals, Inc.	6,692	5,418,713
Transaction & Payment Processing Services–2.44%
Fiserv, Inc.(b)	36,125	6,489,856
Visa, Inc., Class A	51,928	14,277,604
		20,767,460
Total Common Stocks & Other Equity Interests (Cost $369,171,177)		844,748,019
Money Market Funds–0.40%
Invesco Government & Agency Portfolio, Institutional Class, 4.84%(d)(e)	1,175,048	1,175,048
Invesco Treasury Portfolio, Institutional Class, 4.78%(d)(e)	2,181,896	2,181,896
Total Money Market Funds (Cost $3,356,944)		3,356,944
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.85% (Cost $372,528,121)		848,104,963
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–4.22%
Invesco Private Government Fund, 4.96%(d)(e)(f)	9,946,435	$9,946,435
Invesco Private Prime Fund, 5.02%(d)(e)(f)	25,861,609	25,871,954
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $35,818,640)		35,818,389
TOTAL INVESTMENTS IN SECURITIES–104.07% (Cost $408,346,761)		883,923,352
OTHER ASSETS LESS LIABILITIES—(4.07)%		(34,533,386)
NET ASSETS–100.00%		$849,389,966
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value September 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,408,120	$33,948,429	$(34,181,501)	$-	$-	$1,175,048	$59,568
Invesco Liquid Assets Portfolio, Institutional Class	1,005,025	18,050,153	(19,054,657)	(341)	(180)	-	34,054
Invesco Treasury Portfolio, Institutional Class	1,609,279	45,942,037	(45,369,420)	-	-	2,181,896	76,973
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	25,289,337	267,841,470	(283,184,372)	-	-	9,946,435	571,230*
Invesco Private Prime Fund	65,029,725	575,176,405	(614,317,075)	(3,245)	(13,856)	25,871,954	1,531,020*
Total	$94,341,486	$940,958,494	$(996,107,025)	$(3,586)	$(14,036)	$39,175,333	$2,272,845

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. American Franchise Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events due to market movements occur, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$840,733,822	$4,014,197	$—	$844,748,019
Money Market Funds	3,356,944	35,818,389	—	39,175,333
Total Investments	$844,090,766	$39,832,586	$—	$883,923,352
Invesco V.I. American Franchise Fund